United States Securities and Exchange Commission

Form 13F


Report for the Calendar Year or Quarter Ended:  June 30,2005
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

Name:  Foster & Motley, Inc.
Address:  6725 Miami Road, Suite 200
                Cincinnati, OH  45243


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wm. Mark Motley
Title:  Principal
Phone:  513-561-6640

Signature, Place, and Date of Signing:

Electronic signature of Wm. Mark Motley, Cincinnati, OH, August 1,2005


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   112
Form 13F Information Table Value Total:  $185,004(thousands)

List of Other Included Managers:  None




			Form 13F Information Table

		Title of		Value	 		Investment	Voting Auth
Name of Issuer	Class	Cusip		(x$1000)	Shares	Discretion	Sole
Abbott Lab	com	002824100	"2,686"		"54,814"sole		"54,814"
AFLAC Inc.	com	001055102	"3,348"		"77,367"sole		"77,367"
Alcoa Inc.	com	013817101	"1,468"		"56,197"sole		"56,197"
Allstate Corp	com	020002101	430		"7,194"	sole		"7,194"
ALLTEL Corp	com	020039103	"2,910"		"46,726"sole		"46,726"
Altria Grup Inc	com	02209S103	313		"4,837"	sole		"4,837"
American Int	com	026874107	"1,969"		"33,887"sole		"33,887"
Amgen Inc	com	031162100	769		"12,724"sole		"12,724"
Anheuser Busch	com	035229103	"2,612"		"57,093"sole		"57,093"
B C E  Inc.	com	05534B109	954		"40,295"sole		"40,295"
Baker Hughes nc	com	057224107	508		"9,925"	sole		"9,925"
Bank of America	com	060505104	266		"5,823"	sole		"5,823"
BectonDickinson	com	075887109	"1,623"	"30,928"	sole		"30,928"
Bed Bath& Beyond	com	075896100	286	"6,845"	sole		"6,845"
Blackrock Ins Muni 2010	com	092474105	120	"10,750"	sole		"10,750"
Blackrock Muni Trgt 2006	com	09247M105	335	"33,900"	sole		"33,900"
Block H&R Inc	com	093671105	258	"4,430"	sole		"4,430"
BP PLC	com	055622104	713	"11,428"	sole		"11,428"
Caterpillar Inc	com	149123101	"1,111"	"11,660"	sole		"11,660"
Chter Muni Mtg Accp	sh ben int	160908109	"1,177"	"53,611"	sole		"53,611"
Chevron Corp	com	166764100	"3,112"	"55,647"	sole		"55,647"
Cincinnati Financial Cp	com	172062101	522	"13,191"	sole		"13,191"
Cintas Corporation	com	172908105	275	"7,130"	sole		"7,130"
Cisco Systems Inc.	com	17275R102	971	"50,890"	sole		"50,890"
Citigroup Inc.	com	172967101	"5,055"	"109,338"	sole		"109,338"
ConocoPhillips	com	208250104	"4,225"	"73,494"	sole		"73,494"
Danaher Corp	com	235851102	432	"8,260"	sole		"8,260"
Deere & Co	com	244199105	"1,222"	"18,653"	sole		"18,653"
Dell Inc.	com	247025109	"1,015"	"25,730"	sole		"25,730"
Direct Insite Corp	com	25457C207	11	"13,219"	sole		"13,219"
Dollar General Corp	com	256669102	498	"24,460"	sole		"24,460"
Eaton Corp	com	278058102	"1,886"	"31,485"	sole		"31,485"
Exxon Mobil Corporation	com	30231G102	885	"15,398"	sole		"15,398"
Federal Natl Mtg Assn	com	313586109	270	"4,628"	sole		"4,628"
Fifth Third Bancorp	com	316773100	"6,323"	"153,584"	sole		"153,584"
First Data Corporation	com	319963104	"4,214"	"104,975"	sole		"104,975"
Flextronics	ord	Y2573F102	"1,793"	"135,725"	sole		"135,725"
Fortune Brands	com	349631101	356	"4,005"	sole		"4,005"
Fdl Home Ln Mtg Corp	com	313400301	"2,810"	"43,071"	sole		"43,071"
Gallagher Arthur & Co	com	363576109	"1,741"	"64,175"	sole		"64,175"
General Dynamics	com	369550108	"1,777"	"16,225"	sole		"16,225"
General Electric	com	369604103	"4,582"	"132,225"	sole		"132,225"
Harley Davidson Inc	com	412822108	"3,600"	"72,575"	sole		"72,575"
Hewlett Packard Co	com	428236103	369	"15,689"	sole		"15,689"
Home Depot Inc.	com	437076102	"4,059"	"104,348"	sole		"104,348"
Illinois Tool Works	com	452308109	"2,217"	"27,825"	sole		"27,825"
Intel Corp	com	458140100	"2,645"	"101,637"	sole		"101,637"
Intl Business Machines	com	459200101	566	"7,627"	sole		"7,627"
Intermediate Muni Fund	com	45880P104	449	"46,400"	sole		"46,400"
J P Morgan Chase	com	46625H100	238	"6,750"	sole		"6,750"
Johnson & Johnson	com	478160104	"5,405"	"83,149"	sole		"83,149"
Johnson Ctls Inc	com	478366107	"1,774"	"31,495"	sole		"31,495"
Kimco Realty Corp	com	49446R109	569	"9,655"	sole		"9,655"
Kndr Mgn Engy Ptnrs	UT LTD PTNR	494550106	395	"7,750"	sole		"7,750"
Kinder Morgan Inc	com	49455P101	"3,828"	"46,015"	sole		"46,015"
Kraft Foods	com	50075N104	339	"10,660"	sole		"10,660"
Latin American Equity Fd	com	51827Q106	450	"19,238"	sole		"19,238"
Linear Technology	com	535678106	"1,357"	"36,983"	sole		"36,983"
Lowes Companies	com	548661107	698	"11,990"	sole		"11,990"
M A F Bancorp	com	55261R108	278	"6,524"	sole		"6,524"
MBNA Corp	com	55262L900	"2,990"	"114,289"	sole		"114,289"
MS Asia Pac Fd	com	61744U106	140	"10,640"	sole		"10,640"
Mngd High Inc Portfolio	com	56166C105	167	"26,400"	sole		"26,400"
Masco Corp	com	574599106	"1,412"	"44,474"	sole		"44,474"
Maxim Integrated Prods	com	57772K101	570	"14,919"	sole		"14,919"
McCormick & Co.	com vtg	579780107	568	"17,395"	sole		"17,395"
McGraw Hill Companies	com	580645109	"3,057"	"69,087"	sole		"69,087"
Merck & Co	com	589331107	237	"7,693"	sole		"7,693"
Meredith Corp	com	589433101	384	"7,835"	sole		"7,835"
Microsoft Corp	com	594918104	"4,334"	"174,477"	sole		"174,477"
Morgan Stanley Dean Witter	com	617446448	299	"5,708"	sole		"5,708"
MS Emerging Mkts Debt	com	61744H105	"2,213"	"222,612"	sole		"222,612"
MS Emerging Mkts Fd	com	61744G107	"2,978"	"164,050"	sole		"164,050"
Muni Mtg & Eqty LLC	growth shs	62624B101	602	"23,150"	sole		"23,150"
National City Corp	com	635405103	238	"6,961"	sole		"6,961"
Nike Inc Cl B	CL B	654106103	"1,036"	"11,960"	sole		"11,960"
Nokia Corp 	Spon ADR	654902204	"1,549"	"93,097"	sole		"93,097"
Norfolk Southern	com	655844108	201	"6,505"	sole		"6,505"
Northrop Grumman Corp	com	666807102	222	"4,015"	sole		"4,015"
Nucor Corp	com	670346105	"3,625"	"71,560"	sole		"71,560"
Omnicom Group	com	681919106	640	"8,020"	sole		"8,020"
Oracle Corp	com	68389X105	244	"18,453"	sole		"18,453"
PepsiCo Inc.	com	713448108	"2,950"	"54,705"	sole		"54,705"
Pfizer Inc	com	717081103	"4,199"	"152,265"	sole		"152,265"
Pitney Bowes	com	724479100	223	"5,124"	sole		"5,124"
Procter & Gamble	com	742718109	"3,420"	"64,840"	sole		"64,840"
Qualcomm Inc	com	747525103	"1,519"	"46,011"	sole		"46,011"
Roper Industries 	com	776696106	"2,307"	"32,322"	sole		"32,322"
Royal Dutch Pete Co NY	NY Reg	780257804	"2,062"	"31,774"	sole		"31,774"
Sara Lee Corp	com	803111103	498	"25,120"	sole		"25,120"
Senior High Inc Portfolio	com	81721E107	236	"39,550"	sole		"39,550"
Stryker Corp	com	863667101	471	"9,900"	sole		"9,900"
Sun Trust Banks	com	867914103	249	"3,447"	sole		"3,447"
Sysco Corp	com	871829107	260	"7,198"	sole		"7,198"
T J X Cos Inc	com	872540109	"1,635"	"67,166"	sole		"67,166"
Target Corp	com	87612E106	"3,435"	"63,140"	sole		"63,140"
Technitrol Inc.	com	878555101	"1,581"	"111,880"	sole		"111,880"
Telecom New Zealand	Spon ADR	879278208	"2,138"	"63,650"	sole		"63,650"
Tmpletn Emg Mkts Fd Inc	com	880191101	329	"18,864"	sole		"18,864"
Tmpletn Em Mkts Inc	com	880192109	"1,617"	"116,493"	sole		"116,493"
Tmpletn Global Inc Fd	com	880198106	150	"16,890"	sole		"16,890"
Thornburg Mortgage	com	885218107	"3,820"	"131,140"	sole		"131,140"
Total Fina S.A. ADS	Spon ADR	89151E109	"3,498"	"29,932"	sole		"29,932"
Unilvr NV NY Shs	N Y SHS NEW	904784709	"2,670"	"41,180"	sole		"41,180"
United Technologies	com	913017109	"2,915"	"56,764"	sole		"56,764"
UnitedHealth Group	com	91324P102	"4,684"	"89,835"	sole		"89,835"
US Bancorp	com new	902973304	"2,956"	"101,230"	sole		"101,230"
Wachovica Corp	com	929903102	377	"7,597"	sole		"7,597"
Wal-Mart Stores Inc.	com	931142103	905	"18,786"	sole		"18,786"
Washington Mutual Inc	com	939322103	"3,579"	"87,948"	sole		"87,948"
Wells Fargo & Co	com	949746101	"5,148"	"83,596"	sole		"83,596"
Wyeth	com	983024100	401	"9,000"	sole		"9,000"